Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	12 Months Ended
Dec. 31, 2022
Shareholder Remuneration System And Earnings Per Share [Abstract]
Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share
a) Distribution of Banco Santander's profit and shareholder remuneration scheme
The distribution of the Bank's current annual results that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	1,942
Dividend paid at 31 December 2022A	979
Complementary dividendB	963
To voluntary reservesC	5,979
Net profit for the year	7,921
A.Total amount paid as interim dividend, at the rate of EUR 5.83 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
B.Fixed dividend of EUR 5.95 gross cents per eligible share, payable in cash as from 2 May 2023. The total amount has been estimated on the assumption that, after the implementation of the second buyback program charged to the results of 2022, the number of the Bank's outstanding shares eligible for the dividend will be 16,190,866,119. Therefore, the total dividend may be higher if fewer shares are acquired in the buyback program than expected, and it will be lower in the opposite case.
C.Estimated amount corresponding to a final dividend of EUR 963,356,534. To be increased or reduced by the same amount by which the final dividend is lower or higher, respectively, than that amount.
The transcribed proposal comprises the part of the 2022 shareholder remuneration policy that is implemented through cash dividends (the interim dividend paid in November 2022 of EUR 5.83 cents per share with dividend entitlement, approved by the board of directors on 27 September 2022, and the complementary dividend expected to be paid as of 2 May 2023, of EUR 5.95 cents per share with the dividend entitlement, proposed by the board of directors on 27 February 2023, and therefore subject to approval by the General Meeting of Shareholders.
In addition, the 2022 remuneration policy also includes expected shareholder remuneration through the implementation of share buyback programs, which are not reflected in the above-transcribed proposal for the appropriation of earnings. The first of these programs charged to the results of 2022, amounting to approximately EUR 979 million, was completed between November 2022 and January 2023. A second share buyback program charged to 2022 results amounting to approximately EUR 921 million is planned to be deployed. A capital reduction resolution has been also submitted to the General Meeting of Shareholders to redeem the shares acquired in the buyback program, subject to the relevant regulatory authorization.
Finally, and although it is not part of the remuneration charged to the 2022 financial year, it should be noted that pursuant to the resolution of the Bank's General Meeting of Shareholders held on 1 April 2022, on 2 May 2022 the Bank paid a complementary cash dividend of EUR 5.15 cents per share charged to the results of the 2021 financial year for an amount of EUR 869 million (see Statement of Changes in total Equity). Finally, also charged to the results of 2021, the Bank implemented a repurchase program for an approximate amount of EUR 865 million, which ended on 18 May 2022.
The provisional accounting statement, prepared by the Bank pursuant to legal requirements, evidencing the existence of sufficient liquidity for the payment of the interim dividend on the date and for the amount mentioned above, is as follows:

EUR million
31 August 2022
Profit before taxes	3,829
Tax expense	(69)
Dividends paid in cash	—
Distributable maximum amount	3,760
Available liquidity	130,519
b) Earnings/loss per share from continuing and discontinued operations
i. Basic earnings / loss per share
Basic earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares (PPCC) recognised in equity and the capital perpetual preference shares (PPCA) (see note 23), if applicable, by the weighted average number of ordinary shares outstanding during that period, excluding the average number of own shares held through that period.
Accordingly:

	2022	2021	2020
Profit (Loss) attributable to the Parent (EUR million)	9,605	8,124	(8,771)
Remuneration of PPCC and PPCA (EUR million) (note 23)	(529)	(566)	(552)
	9,076	7,558	(9,323)
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (non-controlling interest and PPCC and PPCA net) (EUR million)	9,076	7,558	(9,323)
Weighted average number of shares outstanding	16,848,344,667	17,272,055,430	17,316,288,908
Adjusted number of shares	16,848,344,667	17,272,055,430	17,316,288,908
Basic earnings (Loss) per share (euros)	0.539	0.438	(0.538)
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	0.539	0.438	(0.538)
ii. Diluted earnings / loss per share
Diluted earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (PPCC) recognised in equity and the capital perpetual preference shares (PPCA) (see note 23), by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt securities).
Accordingly, diluted earnings/loss per share were determined as follows:

	2022	2021	2020
Profit (Loss) attributable to the Parent (EUR million)	9,605	8,124	(8,771)
Remuneration of PPCC and PPCA (EUR million) (Note 23)	(529)	(566)	(552)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	9,076	7,558	(9,323)
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and PPCC and PPCA) (EUR million)	9,076	7,558	(9,323)
Weighted average number of shares outstanding	16,848,344,667	17,272,055,430	17,316,288,908
Dilutive effect of options/rights on shares	55,316,206	48,972,459	Not applicable
Adjusted number of shares	16,903,660,873	17,321,027,889	17,316,288,908
Diluted earnings (Loss) per share (euros)	0.537	0.436	(0.538)
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	0.537	0.436	(0.538)